United States
Securities and Exchange Commission
"Washington, D.C.  20549"

Form 13F

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 6/30/2008

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500"
         Philadelphia, PA 19103"

3F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     July 29, 2008
Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers: 2 SC= Schafer Cullen, DA=Davis Advisors Form 13F Information Table Entry Total: 86
Form 13F Information Table Entry Total: 189,716
                                        (Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     4521    64971 SH       SOLE                                      64971
                                                                77     1100 SH       DEFINED SC                                 1100
A F L A C Inc.                 COM              001055102     6388   101724 SH       SOLE                                     101724
                                                                 1       14 SH       DEFINED DA                                   14
Abbott Laboratories            COM              002824100      403     7611 SH       SOLE                                       7611
Alberto Culver                 COM              013068101     2274    86576 SH       SOLE                                      86576
American Express Company       COM              025816109      898    23835 SH       SOLE                                      23835
American International Group   COM              026874107     1873    70791 SH       SOLE                                      70791
Aqua America                   COM              03836w103      296    18530 SH       SOLE                                      18530
Artesian Resources Corp.  Clas COM              043113208      558    30316 SH       SOLE                                      30316
Automatic Data Processing      COM              053015103     3687    87993 SH       SOLE                                      87993
BP plc                         COM              055622104     1339    19253 SH       SOLE                                      19253
                                                                 6       80 SH       DEFINED SC                                   80
Berkshire Hathaway Class B     COM              084670207     3173      791 SH       SOLE                                        791
Best Buy Company, Inc.         COM              086516101      486    12270 SH       SOLE                                      12270
Black & Decker Corp            COM              091797100     3665    63733 SH       SOLE                                      63733
Boeing Co.                     COM              097023105     5656    86062 SH       SOLE                                      86062
Bristol Myers Squibb Co.       COM              110122108      157     7664 SH       SOLE                                       7664
                                                                78     3800 SH       DEFINED SC                                 3800
CBS                            COM              124857202     1322    67829 SH       SOLE                                      67829
Campbell Soup                  COM              134429109      649    19405 SH       SOLE                                      19405
Colgate Palmolive              COM              194162103     4153    60100 SH       SOLE                                      60100
ConocoPhillips                 COM              20825C 10      666     7060 SH       SOLE                                       7060
                                                                98     1040 SH       DEFINED SC                                 1040
Cooper Industries Inc.         COM              216648402     4477   113349 SH       SOLE                                     113349
Diageo PLC                     COM              25243Q205     1437    19455 SH       SOLE                                      19455
                                                                85     1150 SH       DEFINED SC                                 1150
Diebold Incorporated           COM              253651103      362    10175 SH       SOLE                                      10175
Dow Chemical Co                COM              260543103      652    18683 SH       SOLE                                      18683
DuPont                         COM              263534109     5026   117190 SH       SOLE                                     117190
Exxon Mobil Corp.              COM              30231g102    10743   121904 SH       SOLE                                     121904
Fedex Corporation              COM              31428X106     6729    85398 SH       SOLE                                      85398
                                                                78      990 SH       DEFINED SC                                  990
First American Corporation     COM              318522307     2288    86651 SH       SOLE                                      86651
Fortune Brands Inc.            COM              349631101     4937    79105 SH       SOLE                                      79105
General Electric Co.           COM              369604103     7335   274806 SH       SOLE                                     274806
Glaxo Smithkline PLC ADR       COM              37733W105     4302    97297 SH       SOLE                                      97297
                                                                92     2090 SH       DEFINED SC                                 2090
H.J. Heinz Co.                 COM              423074103     4450    93002 SH       SOLE                                      93002
Harley Davidson                COM              412822 10      619    17073 SH       SOLE                                      17073
Hershey Company                COM              427866108      633    19304 SH       SOLE                                      19304
Hewlett Packard                COM                             118     2664 SH       SOLE                                       2664
                                                                82     1860 SH       DEFINED SC                                 1860
Home Depot, Inc.               COM              437076102     3580   152867 SH       SOLE                                     152867
Illinois Tool Works Inc        COM              452308109     1505    31680 SH       SOLE                                      31680
International Business Machine COM              459200101     9989    84270 SH       SOLE                                      84270
Iron Mountain Inc.             COM              462846106      199     7487 SH       SOLE                                       7487
                                                                 2       58 SH       DEFINED DA                                   58
J P Morgan Chase & Co.         COM              46625h100     4620   134643 SH       SOLE                                     134643
                                                                70     2050 SH       DEFINED SC                                 2050
Johnson & Johnson, Inc.        COM              478160104     8256   128311 SH       SOLE                                     128311
                                                                90     1393 SH       DEFINED SC DA                              1393
Kimberly Clarke Corp           COM                             149     2496 SH       SOLE                                       2496
                                                                81     1350 SH       DEFINED SC                                 1350
Laboratory Corp Amer Hldg      COM              50540R409     2122    30475 SH       SOLE                                      30475
Liberty Media Interactive A    COM              53071M104      996    67461 SH       SOLE                                      67461
                                                                 1       50 SH       DEFINED DA                                   50
Limited Brands Inc.            COM              532716107      527    31305 SH       SOLE                                      31305
Mc Donalds Corp.               COM              580135101     2713    48257 SH       SOLE                                      48257
McCormick & Co.                COM              579780206     2357    66107 SH       SOLE                                      66107
Medtronic Inc.                 COM              585055106     3493    67497 SH       SOLE                                      67497
Merck & Co.                    COM              589331107      318     8439 SH       SOLE                                       8439
Microsoft                      COM              594918104     7004   254605 SH       SOLE                                     254605
                                                                 4      136 SH       DEFINED DA                                  136
Pepsico Inc                    COM              713448108     5002    78654 SH       SOLE                                      78654
Pfizer                         COM              717081103     1948   111514 SH       SOLE                                     111514
Pinnacle West Capital Corp     COM              723484101      438    14245 SH       SOLE                                      14245
Proctor & Gamble               COM              742718109     3350    55094 SH       SOLE                                      55094
Progressive Corp               COM              743315103     1467    78371 SH       SOLE                                      78371
RPM Inc.                       COM              749685103     5149   249937 SH       SOLE                                     249937
Royal Dutch Shell ADR          COM              780257804      358     4380 SH       SOLE                                       4380
South Jersey Industries        COM              838518108     1438    38495 SH       SOLE                                      38495
Southern Company               COM              842587107     5095   145911 SH       SOLE                                     145911
Tiffany & Co.                  COM              886547108      469    11519 SH       SOLE                                      11519
UGI Corp                       COM              902681105     2905   101173 SH       SOLE                                     101173
Unitedhealth Group Inc.        COM              91324P102     1345    51231 SH       SOLE                                      51231
                                                                 1       48 SH       DEFINED DA                                   48
Valley National Bancorp        COM              919794107     1060    67197 SH       SOLE                                      67197
Verizon Communications         COM              92343v104     3947   111496 SH       SOLE                                     111496
                                                                81     2280 SH       DEFINED SC                                 2280
Viacom Class B                 COM              92553p201      733    23999 SH       SOLE                                      23999
Wal Mart                       COM              931142103     1135    20196 SH       SOLE                                      20196
William Wrigley Jr. Co.        COM              982526105      767     9860 SH       SOLE                                       9860
General Growth Properties, Inc COM              370021107     3267    93276 SH       SOLE                                      93276
UMH Properties Inc.            COM              903002103     1088   124329 SH       SOLE                                     124329
Washington Real Estate Investm COM              939653101     3727   124035 SH       SOLE                                     124035